BALANCE SHEETS COMPONENTS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEETS COMPONENTS

NOTE 4—BALANCE SHEETS COMPONENTS

INVENTORY

Inventory as of December 31, 2021, and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Raw materials	$87,646	$661
Work in progress	30,641	70
Finished goods (1)	8,963	312
Total inventory	$127,250	$1,043

(1)	Finished goods inventory includes vehicles in transit to fulfill customer orders and new vehicles available for sale.

Inventory as of December 31, 2021 is primarily related to raw materials and work in progress related to the production of vehicles for sale. The inventory as of December 31, 2021 and 2020 also includes battery pack systems. We write-down inventory for any excess or obsolete inventories or when we believe that the net realizable value of inventories is less than the carrying value. During the year ended December 31, 2021, we recorded write-downs of $48.9 million in cost of revenues. No write-downs were recorded in fiscal years 2020 and 2019.

PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Land and land improvements	$1,050	$1,050
Building and improvements	195,952	—
Machinery, Tooling and Vehicles	601,791	28,830
Computer equipment and software	27,968	15,716
Leasehold improvements	135,533	47,187
Furniture and fixtures	15,352	4,503
Capital leases	—	3,908
Finance leases	13,601	—
Construction in progress	276,919	636,851
Total property, plant, and equipment	1,268,166	738,045
Less accumulated depreciation and amortization	(86,013)	(24,771)
Property, plant, and equipment—net	$1,182,153	$713,274

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities including tooling, which is with outside vendors. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location in the condition necessary for its intended use. No depreciation is provided for construction in progress until such time as the assets are completed and are ready for use. Construction in progress consisted of the following (in thousands):

	December 31,	December 31,
	2021	2020
Machinery and Tooling	$132,943	$414,529
Construction of Arizona plant	112,970	171,532
Leasehold improvements	31,006	50,790
Total construction in progress	$276,919	$636,851

Depreciation and amortization expense for the years ended December 31, 2021, 2020 and 2019, was approximately $62.9 million, $10.2 million and $3.8 million, respectively.

OTHER CURRENT AND LONG-TERM LIABILITIES

Other current liabilities and long-term liabilities as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,	December 31,
	2021	2020
Engineering, design, and testing accrual	$33,950	$42,518
Construction in progress	92,590	43,115
Retail leasehold improvements accrual	15,796	6,114
Other professional services accrual	13,944	9,083
Tooling liability	23,966	15,243
Series B convertible preferred stock repurchase liability	—	3,000
Short-term insurance financing note	15,281	980
Operating lease liabilities, current portion	11,056	—
Other current liabilities	111,629	31,700
Total other current liabilities	$318,212	$151,753

	December 31,	December 31,
	2021	2020
Deferred rent	$—	$28,881
Operating leases liabilities, net of current portion	185,323	—
Other long-term liabilities	3,252	10,258
Total other long-term liabilities	$188,575	$39,139